Basis of Presentation	9 Months Ended
Aug. 31, 2018
Disclosure Text Block [Abstract]
Basis of Presentation
(a)	Basis of consolidation

These condensed unaudited interim consolidated financial statements include the accounts of the Company and its wholly owned operating subsidiaries, IPC Ltd., Intellipharmaceutics Corp. (“IPC Corp”), and Vasogen Corp.

References in these condensed unaudited interim consolidated financial statements to share amounts, per share data, share prices, exercise prices and conversion rates have been adjusted to reflect the effect of the 1-for-10 reverse split which became effective on each of Nasdaq and TSX at the open of market on September 14, 2018,

In September 2018, the Company announced a one-for-ten share consolidation (the “reverse split”). At a special meeting of the Company’s shareholders held on August 15, 2018, the Company’s shareholders granted the Company’s Board of Directors discretionary authority to implement a consolidation of the issued and outstanding common shares of the Company on the basis of a consolidation ratio within a range from five (5) pre-consolidation common shares for one (1) post-consolidation common share to fifteen (15) pre-consolidation common shares for one (1) post-consolidation common share. The Board of Directors selected a share consolidation ratio of ten (10) pre-consolidation shares for one (1) post-consolidation common share. On September 12, 2018, the Company filed an amendment to the Company’s articles ("Articles of Amendment") to implement the one-for-10 reverse split. The Company’s common shares began trading on each of the Nasdaq and TSX on a post-split basis under the Company’s existing trade symbol "IPCI" at the market open on September 14, 2018. Under accounting principles generally accepted in the U.S. (“U.S. GAAP”) the change has been disclosed retroactively.

The condensed unaudited interim consolidated financial statements do not conform in all respects to the annual requirements of U.S. GAAP. Accordingly, these condensed unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended November 30, 2017.

These condensed unaudited interim consolidated financial statements have been prepared using the same accounting policies and methods as those used by the Company in the annual audited consolidated financial statements for the year ended November 30, 2017. The condensed unaudited interim consolidated financial statements reflect all adjustments necessary for the fair presentation of the Company’s financial position and results of operation for the interim periods presented. All such adjustments are normal and recurring in nature.

(b)	Use of estimates

The preparation of the condensed unaudited interim consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.